Financial instruments (Details) - Schedule of noncurrent maturities R$ in Millions	Dec. 31, 2022 BRL (R$)
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	R$ 11,253
Borrowing Cost	(77)
Total	11,176
From 1 to 2 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	2,150
From 2 to 3 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	3,872
From 3 to 4 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	548
From 4 to 5 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	2,389
More than 5 years [Member]
Financial instruments (Details) - Schedule of noncurrent maturities [Line Items]
Non-current maturities total	R$ 2,294